Supplement dated October 6, 2008
                   To The Prospectus Dated March 31, 2008 For

                                   PERSPECTIVE
                          FIXED AND VARIABLE ANNUITY(R)

              Issued By JACKSON NATIONAL LIFE INSURANCE COMPANY(R)
                  Through JACKSON NATIONAL SEPARATE ACCOUNT - I

This supplement updates the prospectus. Please read and keep it together with your copy of the prospectus for future reference.

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*Under KEY FACTS, please add the following:

------------------------- ------------------------------------------------------
Optional Endorsements     Not all optional endorsements are available in all
---------------------     states or through all broker-dealers.  The
                          availability of optional endorsements may reflect
                          state prohibitions and variations, Jackson's
                          reservation of the right not to offer certain optional
                          endorsements, and broker-dealer selections.  The
                          representative assisting you will advise you whether
                         an optional benefit is available and of any variations.
------------------------- ------------------------------------------------------

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*Six new Investment Divisions of the Separate Account are available, each of which invests in the following funds - all Class A shares:

JNL SERIES TRUST
     JNL/Goldman Sachs Emerging Markets Debt Fund
     JNL/M&G Global Basics Fund
     JNL/M&G Global Leaders Fund
     JNL/Mellon Capital Management European 30 Fund
     JNL/Mellon Capital Management Pacific Rim 30 Fund
     JNL/Red Rocks Listed Private Equity Fund

*Also, please note the following fund name change:

JNL SERIES TRUST
     JNL/AIM Global Real Estate Fund (formerly, JNL/AIM Real Estate Fund)

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*Under FEES AND EXPENSES TABLES, with the fee table entitled "Periodic Expenses," please replace the corresponding grouping of optional Guaranteed Minimum Withdrawal Benefits with the following.

     --------------------------------------------------------------------------------------------------- ---------
     --------------------------------------------------------------------------------------------------  0.75%
     7% Guaranteed Minimum Withdrawal Benefit Maximum Annual Charge (no longer offered as of March 31,
         2008)("SafeGuard 7 PlusSM") (6)
     Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up Maximum Annual Charge ("SafeGuard
         MaxSM") (7)                                                                                     0.81%
     5% GMWB With Annual Step-Up Maximum Annual Charge ("AutoGuard 5SM") (8)                             1.47%
     6% GMWB With Annual Step-Up Maximum Annual Charge ("AutoGuard 6SM") (9)                             1.62%
     5% GMWB Without Step-Up Maximum Annual Charge (no longer offered as of October 6, 2008)
         ("MarketGuard 5SM") (10)                                                                        0.51%
     5% for Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge (no longer offered as of
         March 31, 2008)("LifeGuard AdvantageSM") (11)                                                   1.50%
     --------------------------------------------------------------------------------------------------- ---------
     --------------------------------------------------------------------------------------------------- ---------
     For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of March 31,          1.50%
         2008)("LifeGuard AscentSM") (12)
     Joint For Life GMWB With Annual Step-Up Maximum Annual Charge (no longer offered as of March 31,
         2008)("LifeGuard Ascent With Joint Option") (13)                                                1.71%
     For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge ("LifeGuard FreedomSM GMWB")
         (14)                                                                                            1.50%
     Joint For Life GMWB With Bonus and Annual Step-Up Maximum Annual Charge ("LifeGuard Freedom GMWB
         With Joint Option") (15)                                                                        1.86%
     For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up Maximum
         Annual Charge ("LifeGuard SelectSM") (16)                                                       1.20%
     Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up
         Maximum Annual Charge ("LifeGuard Select With Joint Option") (17)                               1.50%
     --------------------------------------------------------------------------------------------------- ---------

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*Under FEES AND EXPENSES TABLES, please replace the "Total Annual Fund Operating Expenses" minimum and maximum expenses with the following.

---------------------------------------------

--------------------------------------------
               Minimum: 0.58%

               Maximum: 2.22%

---------------------------------------------

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*Under FEES AND EXPENSES TABLES, with the fee table entitled "Fund Operating
   Expenses," please note the expenses charged by the following six newly available funds. In addition, please note the revised expenses charged by the JNL/AIM Global Real Estate Fund, formerly the JNL/AIM Real Estate Fund; the JNL/Credit Suisse Long/Short Fund; the JNL/PAM Asia ex-Japan Fund; and the JNL/PAM China-India Fund. Also, the below footnotes replace the corresponding footnotes in the prospectus.

------------------------------------------------------------ --------------- -------------- ------------- ------------- ------------
------------------------------------------------------------
                    Fund Operating Expenses
(As an annual percentage of the Fund's average daily net assets)
   ---------------------------------------------------------                                               Acquired
                                                                                                           Fund Fees
                                                              Management                                     and          Annual
                                                                  and         Service        Other         Expenses C     Operating
                           Fund Name                          Admin Fee A     (12b-1) Fee    Expenses B                   Expenses
------------------------------------------------------------ --------------- -------------- ------------- ------------- ------------
------------------------------------------------------------ --------------- -------------- ------------- ------------- ------------
JNL/AIM Global Real Estate F                                     0.86%           0.20%         0.01%         0.01%          1.08%
------------------------------------------------------------ --------------- -------------- ------------- ------------- ------------
------------------------------------------------------------ --------------- -------------- ------------- ------------- ------------
JNL/Credit Suisse Long/Short F                                   0.95%           0.20%        1.06% D        0.01%          2.22%
------------------------------------------------------------ --------------- -------------- ------------- ------------- ------------
------------------------------------------------------------ --------------- -------------- ------------- ------------- ------------
JNL/Goldman Sachs Emerging Markets Debt                          0.90%           0.20%         0.01%         0.00%          1.11%
------------------------------------------------------------ --------------- -------------- ------------- ------------- ------------
------------------------------------------------------------ --------------- -------------- ------------- ------------- ------------
JNL/M&G Global Basics                                            1.00%           0.20%         0.01%         0.00%          1.21%
------------------------------------------------------------ --------------- -------------- ------------- ------------- ------------
------------------------------------------------------------ --------------- -------------- ------------- ------------- ------------
JNL/M&G Global Leaders                                           1.00%           0.20%         0.01%         0.00%          1.21%
------------------------------------------------------------ --------------- -------------- ------------- ------------- ------------
------------------------------------------------------------ --------------- -------------- ------------- ------------- ------------
JNL/Mellon Capital Management European 30                        0.57%           0.20%         0.01%         0.00%          0.78%
------------------------------------------------------------ --------------- -------------- ------------- ------------- ------------
------------------------------------------------------------ --------------- -------------- ------------- ------------- ------------
JNL/Mellon Capital Management Pacific Rim 30                     0.57%           0.20%         0.01%         0.00%          0.78%
------------------------------------------------------------ --------------- -------------- ------------- ------------- ------------
------------------------------------------------------------ --------------- -------------- ------------- ------------- ------------
JNL/PAM Asia ex-Japan F                                          1.05%           0.20%         0.00%         0.08%          1.33%
------------------------------------------------------------ --------------- -------------- ------------- ------------- ------------
------------------------------------------------------------ --------------- -------------- ------------- ------------- ------------
JNL/PAM China-India F                                            1.10%           0.20%         0.00%         0.08%          1.38%
------------------------------------------------------------ --------------- -------------- ------------- ------------- ------------
------------------------------------------------------------ --------------- -------------- ------------- ------------- ------------
JNL/Red Rocks Listed Private Equity                              1.00%           0.20%         0.01%         0.00%          1.21%
------------------------------------------------------------ --------------- -------------- ------------- ------------- ------------

A    Certain   Funds  pay  Jackson   National   Asset   Management,   LLC,   the
     Administrator, an administrative fee for certain services provided to the Fund by the Administrator.

     The JNL/AIM Global Real Estate Fund, the JNL/AIM International Growth Fund, the JNL/Capital Guardian International Small Cap Fund, the JNL/Capital Guardian Global Diversified Research Fund, the JNL/Capital Guardian Global Balanced Fund, the JNL/Credit Suisse Global Natural Resources Fund, the JNL/Credit Suisse Long/Short Fund, the JNL/Franklin Templeton Global Growth Fund, the JNL/Goldman Sachs Emerging Markets Debt Fund, the JNL/JPMorgan International Value Fund, the JNL/Lazard Emerging Markets Fund, the JNL/M&G Global Basics Fund, the JNL/M&G Global Leaders Fund, the JNL/Oppenheimer Global Growth Fund, the JNL/PAM Asia Ex-Japan Fund, the JNL/Red Rocks Listed Private Equity Fund, and all of the JNL/Mellon Capital Management Funds except the JNL/Mellon Capital Management S&P 500 Index Fund, the JNL/Mellon Capital Management S&P 400 MidCap Index Fund, the JNL/Mellon Capital Management Small Cap Index Fund, the JNL/Mellon Capital Management Bond Index Fund, the JNL/Mellon Capital Management Enhanced S&P 500 Stock Index Fund, the JNL/Mellon Capital Management Index 5 Fund, the JNL/Mellon Capital Management 10 x 10 Fund, the JNL/Mellon Capital Management Global 15 Fund, the JNL/Mellon Capital Management NYSE(R) International 25 Fund, the JNL/Mellon Capital Management European 30 Fund, and the JNL/Mellon Capital Management Pacific Rim 30 Fund pay an administrative fee of 0.15%.

     The JNL/Mellon Capital Management Global 15 Fund, the JNL/Mellon Capital Management NYSE(R) International 25 Fund, the JNL/Mellon Capital Management European 30 Fund, the JNL/Mellon Capital Management Pacific Rim 30 Fund, and the JNL/PAM China-India Fund pay an administrative fee of 0.20%.

     The JNL/Franklin Templeton Founding Strategy Fund, the JNL/Mellon Capital Management Index 5 Fund, the JNL/Mellon Capital Management 10 x 10 Fund, and all of the JNL/S&P Funds except the JNL/S&P Competitive Advantage Fund, the JNL/S&P Dividend Income & Growth Fund, the JNL/S&P Intrinsic Value Fund, and the JNL/S&P Total Yield Fund pay an administrative fee of 0.05%.

     All other Funds pay an administrative fee of 0.10%.

     The Management and  Administrative  Fee and the Annual  Operating  Expenses
     columns  in  this  table   reflect   the   inclusion   of  the   applicable
     administrative fee.

B Other expenses include registration fees, licensing costs, a portion of the Chief Compliance Officer costs, directors and officers insurance, the fees and expenses of the disinterested Trustees/Managers and of independent legal counsel to the disinterested Trustees/Managers.

C Acquired Fund Fees and Expenses. The expenses shown represent the Funds' pro rata share of fees and expenses of investing in mutual funds, including money market funds used for purposes of investing available cash balances.

D Amount includes the costs associated with the Fund's short sales on equity securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs fees in connection with the borrowing of securities related to short sale transactions. For December 31, 2007, total cost of short sales transactions to the JNL/Credit Suisse Long/Short Fund, and JNL/Franklin Templeton Mutual Shares Fund was 1.06% and 0.01%, respectively.

E Amounts are based on the allocations to underlying funds during the period ended December 31, 2007. Current allocations may be different, and therefore, actual amounts for subsequent periods may be higher or lower than those shown above.

F The management/administrative fee has been restated to reflect a contract amendment; the fee was adjusted to the level shown in the table above.

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*Under FEES AND EXPENSES TABLES, please replace the corresponding example with the following.

     Example. The example below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses and Fund fees and expenses.

     (The Annual Contract Maintenance Charge is determined by dividing the total amount of such charges collected during the calendar year by the total market value of the Investment Divisions, Fixed Accounts and the GMWB Fixed Account, if applicable.)

     The example assumes that you invest $10,000 in the Contract for the time periods indicated. Neither transfer fees nor premium tax charges are reflected in the example. The example also assumes that your investment has a 5% return on assets each year.

     The following example includes maximum Fund fees and expenses and the cost if you select the Earnings Protection Benefit Endorsement, the Maximum Anniversary Value Death Benefit Option and the Guaranteed Minimum Withdrawal Benefit (using the maximum possible charge). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     If you surrender your Contract at the end of the applicable time period:

         1 year             3 years            5 years           10 years
         $659               $1,802             $2,923            $5,655

     If you annuitize at the end of the applicable time period:

         1 year *            3 years          5 years            10 years
         $659                $1,802           $2,923             $5,655

     * Withdrawal charges apply to income payments occurring within one year of the Contract's Issue Date.

     If you do not surrender your Contract:

         1 year             3 years            5 years           10 years
         $589               $1,752             $2,893            $5,655

     The example does not represent past or future expenses. Your actual costs may be higher or lower.

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*Under INVESTMENT DIVISIONS, with the JNL Series Trust, please add the following information about the newly available funds.

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JNL/Goldman Sachs Emerging Markets Debt Fund
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International (sub-sub-adviser))

          Seeks a high level of total return consisting of income and capital appreciation, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in sovereign and corporate debt of issuers located in emerging countries denominated in the local currency of such emerging countries or in currencies of such emerging countries, which may be represented by forwards or other derivatives that may have interest rate exposure.

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JNL/M&G Global Basics Fund
     Jackson National Asset Management, LLC (and M&G Investment Management Limited)

          Seeks to maximize long-term capital growth by investing in companies operating in basic industries ("primary" and "secondary" industries), and also in companies that service these industries. The Fund may also invest in other global equities.

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JNL/M&G Global Leaders Fund
     Jackson National Asset Management, LLC (and M&G Investment Management Limited)

          Seeks to maximize long-term total return (the combination of income and growth of capital) by investing in stocks selected from the full spectrum of leading companies world-wide. The Fund aims to achieve consistent returns in the global equity funds sector.

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JNL/Mellon Capital Management European 30 Fund
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks to provide capital appreciation by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the common stock of 30 companies selected from the MSCI Europe Index.

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JNL/Mellon Capital Management Pacific Rim 30 Fund
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks to provide capital appreciation by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in the common stock of 30 companies selected from the MSCI Pacific Index.

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JNL/Red Rocks Listed Private Equity Fund
     Jackson National Asset Management, LLC (and Red Rocks Capital LLC)

          Seeks maximum total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in (i) securities of U.S. and non-U.S. companies listed on a national securities exchange, or foreign equivalent, that have a majority of their assets invested in or exposed to private companies or have as its stated intention to have a majority of its assets invested in or exposed to private companies ("Listed Private Equity Companies"), and
          (ii) derivatives that otherwise have the economic characteristics of Listed Private Equity Companies.

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*Under INVESTMENT DIVISIONS, with the JNL Series Trust, please replace the fund objectives for the following corresponding Funds.

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JNL/AIM International Growth Fund
     Jackson National Asset Management, LLC (and Invesco Aim Capital Management, Inc. (f/k/a AIM Capital Management, Inc.))

          Seeks long-term growth of capital by investing in a diversified portfolio of reasonably priced, quality international equity securities whose issuers are considered by the Fund's portfolio managers to have strong fundamentals and/or accelerating earnings growth.

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JNL/AIM Large Cap Growth Fund
     Jackson National Asset Management, LLC (and Invesco Aim Capital Management, Inc. (f/k/a AIM Capital Management, Inc.))

          Seeks long-term growth of capital by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of large-capitalization companies.

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JNL/AIM Global Real Estate Fund
     Jackson National Asset Management, LLC (and Invesco Aim Capital Management, Inc. (f/k/a AIM Capital Management, Inc.) and sub-sub-advisers: Invesco Institutional (N.A.), Inc. (f/k/a INVESCO Institutional (N.A.), Inc.); and Invesco Asset Management Limited)

          Seeks high total return by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in real estate and real estate-related companies, including real estate investment trusts located in the U.S. and foreign countries. The Fund will normally invest in securities of companies located in at least three different countries, including the United States.

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JNL/AIM Small Cap Growth Fund
     Jackson National Asset Management, LLC (and Invesco Aim Capital Management, Inc. (f/k/a AIM Capital Management, Inc.)

          Seeks long-term growth of capital by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in securities of small-cap companies.

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JNL/Credit Suisse Global Natural Resources Fund
     Jackson National Asset Management, LLC (and Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Limited (sub-sub-adviser))

          Seeks long-term capital growth by investing, normally, at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in worldwide companies active in the extraction, production, processing and trading of the following products: chemicals, building materials, metal and other raw materials, timber and paper products, containers and packaging as well as companies in the energy resources sector.

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JNL/Credit Suisse Long/Short Fund
     Jackson National Asset Management, LLC (and Credit Suisse Asset Management,
     LLC)

          Seeks total return by investing through an active quantitative equity management strategy that allows the portfolio to simultaneously invest in stocks and to underweight unattractive stocks beyond benchmark weights, resulting in short positions on certain stocks.

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JNL/Eagle Core Equity Fund
     Jackson National Asset Management, LLC (and Eagle Asset Management, Inc.)

          Seeks long-term growth through capital appreciation and, secondarily, current income by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities consisting primarily of common stocks of large U.S. companies.

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JNL/Franklin Templeton Mutual Shares Fund
     Jackson National Asset Management, LLC (and Franklin Mutual Advisers, LLC)

          Seeks capital appreciation, which may occasionally be short-term, and secondarily, income by investing mainly in equity securities (including securities convertible into, or that the Sub-Adviser expects to be exchanged for, common or preferred stock) of companies in any nation that the Sub-Adviser believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value). The Fund invests predominately (80% or more) in mid- and large-cap companies with market capitalization greater than $1.5 billion at the time of investment, but it may invest a significant portion of its assets in small-cap companies as well.

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JNL/Goldman Sachs Core Plus Bond Fund
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P. and Goldman Sachs Asset Management International (sub-sub-adviser))

          Seeks a high level of current income, with capital appreciation as a secondary objective, by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a globally diverse portfolio of bonds and other fixed-income securities and related investments.

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JNL/Goldman Sachs Mid Cap Value Fund
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

          Seeks long-term capital appreciation by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of equity investments in mid-cap issuers with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of market capitalization of companies constituting the Russell Midcap(R) Value Index at the time of investing.

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JNL/Goldman Sachs Short Duration Bond Fund
     Jackson National Asset Management, LLC (and Goldman Sachs Asset Management, L.P.)

          Seeks a high level of current income, and secondarily, the potential for capital appreciation by investing 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in fixed income securities (including derivatives on such securities). Normally the portfolio will focus on high quality securities.

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JNL/JPMorgan International Value Fund
     Jackson  National  Asset  Management,   LLC  (and  J.P.  Morgan  Investment
     Management Inc.)

          Seeks high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, developing markets by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio consisting primarily of value common stocks of non-U.S. companies; the Fund seeks to invest mainly in, but is not limited to, securities included in the MSCI EAFE Value Index.

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JNL/JPMorgan MidCap Growth Fund
     Jackson  National  Asset  Management,   LLC  (and  J.P.  Morgan  Investment
     Management Inc.)

          Seeks capital growth over the long-term by investing primarily in common stocks of mid-cap companies which its sub-adviser, J.P. Morgan Investment Management Inc. ("JPMorgan"), believes are capable of achieving sustained growth. Under normal circumstances, the Fund invests at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a broad portfolio of common stocks of companies with market capitalizations equal to those within the universe of Russell Midcap Growth Index stocks at the time of purchase.

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JNL/JPMorgan U.S. Government & Quality Bond Fund
     Jackson  National  Asset  Management,   LLC  (and  J.P.  Morgan  Investment
     Management Inc.)

          Seeks a high level of current income by investing at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in: (i) U.S. treasury obligations; (ii) obligations issued or guaranteed by agencies or instrumentalities of the U.S. government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. government; and (iii) mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. government. Such securities entitle the holder to receive all interest and principal payments due whether or not payments are actually made on the underlying mortgages; (iv) mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. government which are supported by their own credit but not the full faith and credit of the U.S. government; (v) collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed by (i) the credit alone of the U.S. government agency or instrumentality which issues or guarantees the mortgage-backed securities, or (ii) the full faith and credit of the U.S. government; (vi) repurchase agreements collateralized by any of the foregoing; and (vii) other investments (such as derivatives contracts) related to those listed above.

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JNL/Mellon Capital Management S&P 500 Index Fund
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks to match the performance of the S&P 500(R) Index. The Fund is constructed to mirror the S&P 500 Index to provide long-term capital growth.

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JNL/Mellon Capital Management S&P 400 MidCap Index Fund
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks to match the performance of the S&P 400(R) Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in equity securities of medium capitalization-weighted domestic corporations.

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JNL/Mellon Capital Management Small Cap Index Fund
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks to match the performance of the Russell 2000(R) Index. The capitalization range for the Russell 2000 Index is currently approximately $25 million at the bottom of the range and $4.8 billion at the top of the range. The Fund is constructed to mirror the index to provide long-term growth of capital by investing in equity securities of small- to mid-size domestic companies.

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JNL/Mellon Capital Management International Index Fund
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks to match the performance of the Morgan Stanley Capital International Europe Australasia Far East Free Index. The Fund is constructed to mirror the index to provide long-term capital growth by investing in international equity securities attempting to match the characteristics of each country within the index.

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JNL/Mellon Capital Management Bond Index Fund
     Jackson National Asset Management, LLC (and Mellon Capital Management Corporation)

          Seeks to match the performance of the Lehman Brothers Aggregate Bond Index. The Fund is constructed to mirror the Index to provide a moderate rate of income by investing in domestic fixed-income investments.

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JNL/PIMCO Total Return Bond Fund
     Jackson National Asset Management, LLC (and Pacific Investment Management Company LLC)

          Seeks to realize maximum total return, consistent with the preservation of capital and prudent investment management, by investing under normal circumstances at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in a diversified portfolio of fixed-income investments of U.S. and foreign issuers such as government, corporate, mortgage- and other asset-backed securities and cash equivalents.

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JNL/Select Balanced Fund
     Jackson National Asset Management,  LLC (and Wellington Management Company,
     LLP)

          Seeks reasonable income and long-term capital growth by investing primarily in a diversified portfolio of common stock and investment grade fixed-income securities. The Fund may invest in any type or class of security.

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JNL/Select Value Fund
     Jackson National Asset Management,  LLC (and Wellington Management Company,
     LLP)

          Seeks long-term growth of capital by investing under normal circumstances at least 65% of its total assets in common stocks of domestic companies, focusing on companies with large market capitalizations. Using a value approach, the Fund seeks to invest in stocks that are underpriced relative to other stocks.

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JNL/S&P Disciplined Moderate Fund
     Jackson National Asset Management, LLC (and Standard & Poor's Investment Advisory Services LLC)

          Seeks capital growth, and secondarily, current income by investing in Class A shares of a diversified group of other Funds (Underlying Funds), which are part of the JNL Series Trust and the JNL Variable Fund LLC. The Fund seeks to achieve capital growth through its investments in Underlying Funds that invest primarily in equity securities. The Fund seeks to achieve current income through its investments in Underlying Funds that invest primarily in fixed-income securities.

          Under normal circumstances, the Fund allocates approximately 50% to 70% of its assets to Underlying Funds that invest primarily in equity securities, 20% to 50% to Underlying Funds that invest primarily in fixed-income securities and 0% to 20% of its assets to Underlying Funds that invest primarily in money market securities.

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*Under CONTRACT CHARGES, in the subsection entitled "7% Guaranteed Minimum Withdrawal Benefit ("SafeGuard 7 Plus") Charge," please replace the last two sentences of the second paragraph with the following.

     The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

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*Under CONTRACT CHARGES, in the subsection entitled "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("AutoGuard 5") Charge," please replace the last sentence of the second paragraph with the following.

     Upon  termination  of  the  endorsement,   including  upon  conversion  (if
     conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

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*Under CONTRACT CHARGES, in the subsection entitled "6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("AutoGuard 6") Charge," please replace the last sentence of the second paragraph with the following.

     Upon  termination  of  the  endorsement,   including  upon  conversion  (if
     conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

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*Under CONTRACT CHARGES, in the subsection entitled "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up ("MarketGuard 5") Charge," please replace the last two sentences of the second paragraph with the following.

     The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

In addition, effective October 6, 2008, MarketGuard 5 is no longer available to add to a contract.

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*Under CONTRACT CHARGES, in the subsection entitled "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up ("LifeGuard Advantage") Charge," please replace the last two sentences of the second paragraph with the following.

     The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

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*Under CONTRACT CHARGES, in the subsection entitled "For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("LifeGuard Ascent") Charge," please replace the last two sentences of the second paragraph with the following.

     The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

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*Under CONTRACT CHARGES, in the subsection entitled "Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("LifeGuard Ascent With Joint Option") Charge," please replace the last two sentences of the second paragraph with the following.

     The charge is prorated, from the endorsement's effective date, to the end of the first quarter or first month after selection. Similarly, the charge is prorated upon termination of the endorsement, including upon conversion (if conversion is permitted).

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*Under CONTRACT CHARGES, in the subsection entitled "For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up ("LifeGuard Freedom") Charge," please replace the last sentence of the third paragraph with the following.

     Upon  termination  of  the  endorsement,   including  upon  conversion  (if
     conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

In addition, the name of this benefit has changed from "LifeGuard Freedom" to "LifeGuard Freedom GMWB".

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*Under CONTRACT CHARGES, in the subsection entitled "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up ("LifeGuard Freedom With Joint Option") Charge," please replace the last sentence of the third paragraph with the following.

     Upon  termination  of  the  endorsement,   including  upon  conversion  (if
     conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

In addition, the name of this benefit has changed from "LifeGuard Freedom With Joint Option" to "LifeGuard Freedom GMWB With Joint Option".

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*Under CONTRACT CHARGES, in the subsection entitled "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up ("LifeGuard Select") Charge," please replace the last sentence of the third paragraph with the following.

     Upon  termination  of  the  endorsement,   including  upon  conversion  (if
     conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

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*Under CONTRACT CHARGES, in the subsection entitled "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up ("LifeGuard Select With Joint Option") Charge," please replace the last sentence of the third paragraph with the following.

     Upon  termination  of  the  endorsement,   including  upon  conversion  (if
     conversion is permitted), the charge is prorated for the period since the last quarterly or monthly charge.

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*Under ACCESS TO YOUR MONEY, in the subsection entitled "7% Guaranteed Minimum Withdrawal Benefit ("SafeGuard 7 Plus")," in the part entitled "Termination," please replace the last sentence of the paragraph with the following.

     The 7% GMWB also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted - whichever occurs first.

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*Under ACCESS TO YOUR MONEY, at the end of the subsection entitled "7% Guaranteed Minimum Withdrawal Benefit ("SafeGuard 7 Plus")," please add the following.

     Conversion. You may convert this 7% GMWB to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB); or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

     With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 7% GMWB that are due upon termination of the original endorsement. Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the new benefit will be higher than that currently charged for this 7% GMWB. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

     There are several important factors to consider when deciding whether to convert your 7% GMWB. Converting your 7% GMWB to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the highest quarterly Contract Value for the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. It would also be advantageous if you desire lifetime income versus a return of premium guarantee. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, again, you will be increasing the cost of your GMWB when converting to the new benefit. You may also be receiving a lower GAWA percentage under LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option instead of the current 7% you are receiving under your 7% GMWB. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option.

     Finally, the new GWB upon any conversion of your 7% GMWB would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (See Example 1b in Appendix C.)

     Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

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*Under ACCESS TO YOUR MONEY, in the subsection entitled "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("AutoGuard 5")," in the part entitled "Termination," please replace the last sentence of the paragraph with the following.

     The 5% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted - whichever occurs first.

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*Under ACCESS TO YOUR MONEY, at the end of the subsection entitled "5% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("AutoGuard 5")," please add the following.

     Conversion. You may convert this 5% GMWB With Annual Step-Up to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

     With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 5% GMWB With Annual Step-Up that are due upon termination of the original endorsement. Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the new benefit will be higher than that currently charged for this 5% GMWB With Annual Step-Up. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

     There are several important factors to consider when deciding whether to convert your 5% GMWB With Annual Step-Up. Converting your 5% GMWB With Annual Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups to the highest quarterly Contract Value of the GWB for the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. It would also be advantageous if you desire lifetime income versus a return of premium guarantee. Depending on the age at which you convert, you may also increase your GAWA percentage and GAWA. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, again, you will be increasing the cost of your GMWB when converting to the new benefit. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option.

     Finally, the new GWB upon any conversion of your 5% GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (See Example 1b in Appendix C.)

     Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

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*Under ACCESS TO YOUR MONEY, in the subsection entitled "6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("AutoGuard 6")," in the part entitled "Termination," please replace the last sentence of the paragraph with the following.

     The 6% GMWB With Annual Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted - whichever occurs first.

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*Under ACCESS TO YOUR MONEY, at the end of the subsection entitled "6% Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("AutoGuard 6")," please add the following.

     Conversion. You may convert this 6% GMWB With Annual Step-Up to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

     With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 6% GMWB With Annual Step-Up that are due upon termination of the original endorsement. Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the new benefit will be higher than that currently charged for this 6% GMWB With Annual Step-Up. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

     There are several important factors to consider when deciding whether to convert your 6% GMWB With Annual Step-Up. Converting your 6% GMWB With Annual Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the highest quarterly Contract Value for the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. It would also be advantageous if you desire lifetime income versus a return of premium guarantee. Depending on the age at which you convert, you may also increase your GAWA percentage and GAWA. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, again, you will be increasing the cost of your GMWB when converting to the new benefit. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option. Depending on the age at which you convert, you may also decrease your GAWA percentage and GAWA.

     Finally, the new GWB upon any conversion of your 6% GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (See Example 1b in Appendix C.)

     Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

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*Under ACCESS TO YOUR MONEY, in the subsection entitled "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up ("MarketGuard 5")," in the part entitled "Termination," please replace the last sentence of the paragraph with the following.

     The 5% GMWB Without Step-Up also terminates: with the Contract upon your death (unless the beneficiary who is your spouse continues the Contract); upon the first date both the GWB and Contract Value equal zero; or upon conversion, if permitted - whichever occurs first.

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*Under ACCESS TO YOUR MONEY, at the end of the subsection entitled "5% Guaranteed Minimum Withdrawal Benefit Without Step-Up ("MarketGuard 5")," please add the following.

     Conversion. You may convert this 5% GMWB Without Step-Up to the Guaranteed Minimum Withdrawal Benefit With 5-Year Step-Up (SafeGuard Max); the 5% GMWB With Annual Step-Up (AutoGuard 5); the 6% GMWB With Annual Step-Up (AutoGuard 6); the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB); or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

     With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 5% GMWB Without Step-Up that are due upon termination of the original endorsement. Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the new benefit will be higher than that currently charged for this 5% GMWB Without Step-Up. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

     There are several important factors to consider when deciding whether to convert your 5% GMWB Without Step-Up. Converting your 5% GMWB Without Step-Up to SafeGuard Max may be advantageous if you desire the potential for Step-Ups of the GWB every five years. Step-Ups are not automatic and must be elected by you. Step-Ups may result in a higher GWB and, subsequently, a higher GAWA. You will also be receiving a higher GAWA percentage of at least 7% for SafeGuard Max, instead of the current 5% you are receiving under your 5% GMWB Without Step-Up. However, as stated above, you will be increasing the cost of your GMWB when converting to the new benefit.

     Converting your 5% GMWB Without Step-Up to AutoGuard 5 or AutoGuard 6 may be advantageous if you desire the potential for automatic annual Step-Ups of the GWB for a period of no less than 12 years rather than no Step-Ups. The annual Step-Ups may result in a higher GWB and, subsequently, a higher GAWA. You will also be receiving the same GAWA percentage of 5% for AutoGuard 5, and a higher GAWA percentage of 6% for AutoGuard 6, instead of the current 5% you are receiving under your 5% GMWB Without Step-Up. However, as stated above, you will be increasing the cost of your GMWB when converting to the new benefit.

     Converting your 5% GMWB Without Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the highest quarterly Contract Value for the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. It would also be advantageous if you desire lifetime income versus a return of premium guarantee. Depending on the age at which you convert, you may also increase your GAWA percentage. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, again, you will be increasing the cost of your GMWB when converting to the new benefit. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option.

     Finally, the new GWB upon any conversion of your 5% GMWB Without Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (See Example 1b in Appendix C.)

     Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

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*Under ACCESS TO YOUR MONEY, in the subsection entitled "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up ("LifeGuard Advantage")," please replace the part entitled "Termination" with the following.

     Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);

     *    Conversion of this GMWB (if conversion is permitted);

     * The date of the Owner's death (or the first Owner's death with joint Owners), unless the beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

     * The Continuation Date if the spousal beneficiary elects to continue the Contract without the GMWB; or

     * The date all obligations under this GMWB are satisfied after the Contract Value is zero.

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*Under ACCESS TO YOUR MONEY, at the end of the subsection entitled "5% For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up ("LifeGuard Advantage")," please add the following.

     Conversion. You may convert this 5% For Life GMWB With Bonus and Annual Step-Up to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

     With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the 5% for Life GMWB With Bonus and Annual Step-Up that are due upon termination of the original endorsement. Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. Depending on the age at which you convert, the charge of LifeGuard Freedom GMWB may be higher than that currently charged for this 5% for Life GMWB With Bonus and Annual Step-Up. The charge of LifeGuard Freedom GMWB with Joint Option will be higher than that currently charged for this For Life GMWB With Bonus and Annual Step-Up. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

     There are several important factors to consider when deciding whether to convert your 5% for Life GMWB With Bonus and Annual Step-Up. Converting your 5% for Life GMWB With Bonus and Annual Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, annual Step-Ups of the GWB to the highest quarterly Contract Value for the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. Depending on the age at which you convert, you may also increase your GAWA percentage and GAWA. Additionally, the For Life Guarantee is effective on the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option, instead of the attained age of 65 under your 5% for Life GMWB With Bonus and Annual Step-Up. Furthermore, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. Depending on the age at which you convert, you may be increasing the cost of your GMWB when converting to LifeGuard Freedom GMWB. And you will be increasing the cost of your GMWB when converting to LifeGuard Freedom GWMB with Joint Option.

     Finally, the new GWB upon any conversion of your 5% for Life GMWB With Bonus and Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (See Example 1b in Appendix C.)

     Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

--------------------------------------------------------------------------------
*Under ACCESS TO YOUR MONEY, in the subsection entitled "For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("LifeGuard Ascent")," please replace the part entitled "Termination" with the following.

     Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);

     *    Conversion of this GMWB (if conversion is permitted);

     * The date of the Owner's death (or the first Owner's death with joint Owners), unless the beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

     * The Continuation Date if the spousal beneficiary elects to continue the Contract without the GMWB; or

     * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

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*Under ACCESS TO YOUR MONEY, at the end of the subsection entitled "For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("LifeGuard Ascent")," please add the following.

     Conversion. You may convert this For Life GMWB With Annual Step-Up to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

     With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the For Life GMWB With Annual Step-Up that are due upon termination of the original endorsement. Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of LifeGuard Freedom GMWB will the same as that currently charged for this For Life GMWB With Annual Step-Up. The charge of LifeGuard Freedom GMWB with Joint Option will be higher than that currently charged for this For Life GMWB With Bonus and Annual Step-Up. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

     There are several important factors to consider when deciding whether to convert your For Life GMWB With Annual Step-Up. Converting your For Life GMWB With Annual Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, annual Step-Ups of the GWB to the highest quarterly Contract Value for the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. Depending on the age at which you convert, you may also increase your GAWA percentage and GAWA. In addition, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, again, you will be increasing the cost of your GMWB when converting to LifeGuard Freedom GWMB with Joint Option. Furthermore, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option instead of on the effective date of the endorsement under your For Life GMWB With Annual Step-Up.

     Finally, the new GWB upon any conversion of your For Life GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (See Example 1b in Appendix C.)

     Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

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*Under ACCESS TO YOUR MONEY, in the subsection entitled "Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("LifeGuard Ascent With Joint Option")," please replace the part entitled "Termination" with the following.

     Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);

     *    Conversion of this GMWB (if conversion is permitted);

     * The date of death of the Owner (or either joint Owner), unless the beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

     * The Continuation Date on a Contract if the spousal beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

     * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

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*Under ACCESS TO YOUR MONEY, at the end of the subsection entitled "Joint For Life Guaranteed Minimum Withdrawal Benefit With Annual Step-Up ("LifeGuard Ascent With Joint Option")," please add the following.

     Conversion. You may convert this Joint For Life GMWB With Annual Step-Up to the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. In addition, Covered Lives must remain the same upon conversion. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

     With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the Joint For Life GMWB With Annual Step-Up that are due upon termination of the original endorsement. Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the new benefit will be higher than that currently charged for this Joint For Life GMWB With Annual Step-Up. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

     There are several important factors to consider when deciding whether to convert your Joint For Life GMWB With Annual Step-Up. Converting your Joint For Life GMWB With Annual Step-Up to LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, annual Step-Ups of the GWB to the highest quarterly Contract Value for the life of the Contract (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. Depending on the age at which you convert, you may also increase your GAWA percentage and GAWA. However, again, you will be increasing the cost of your GMWB when converting to the new benefit. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option instead of on the effective date of the endorsement under your For Life GMWB With Annual Step-Up.

     Finally, the new GWB upon any conversion of your Joint For Life GMWB With Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (See Example 1b in Appendix C.)

     Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

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*Under ACCESS TO YOUR MONEY, in the subsection entitled "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up ("LifeGuard Freedom")," please replace the corresponding part of the beginning of the subsection with the following.

     For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up ("LifeGuard Freedom GMWB"). The following description of this GMWB is supplemented by the examples in Appendix C, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups and example 11 for the guaranteed withdrawal balance adjustment.

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*Under ACCESS TO YOUR MONEY, in the subsection entitled "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up ("LifeGuard Freedom")," in the part entitled "Election," please replace the last sentence of the first full paragraph with the following.

     The GWB can never be more than $5 million (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

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*Under ACCESS TO YOUR MONEY, in the subsection entitled "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up ("LifeGuard Freedom")," just before the part entitled "Premiums," add the following.

     Guaranteed Withdrawal Balance Adjustment. If this GMWB was added to your Contract on or after October 6, 2008 and no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

     The GWB Adjustment Date is the later of:

     * The Contract Anniversary on or immediately following the Owner's (or oldest joint Owner's) 70th birthday, Or

     * The 10th Contract Anniversary following the effective date of this endorsement.

     The GWB adjustment is determined as follows:

     * On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

     * With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix C.)

     * With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix C.)

     If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 11 in Appendix C for an illustration of this GWB adjustment provision.)

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*Under ACCESS TO YOUR MONEY, in the subsection entitled "For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up ("LifeGuard Freedom")," please replace the part entitled "Step-Up" with the following.

     Step-Up. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a "Step-Up").

     If this GMWB was added to your Contract on or after October 6, 2008, then, in addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added, if elected after issue.

     Upon Step-Up, if the highest quarterly Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the Owner's attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume an Owner was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%. Also assume that, when the Owner is age 76, a Step-Up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the Owner's attained age of 76, resulting in a new GAWA percentage of 6%.

     Upon Step-Up, if the highest quarterly Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

     In the event that the highest quarterly Contract Value is greater than the BDB, the BDB is set equal to the highest quarterly Contract Value.

     Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

     -----------------------------------------------
     With a Step-Up -

          The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).

          If this GMWB was added to your Contract on or after October 6, 2008 and the highest quarterly Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the Owner.

          * If there are joint Owners, the GAWA percentage is recalculated based on the oldest joint Owner.

          * The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation.

          For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

          *    The GAWA percentage multiplied by the new GWB, Or

          *    The GAWA prior to Step-Up.

     ---- -- ---------------------------------------

     The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

     Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

     --------------------------------------
     When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable -

          The quarterly adjusted Contract Value is equal to the greater of:

          * The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or

          *    Zero.
     --- --- ------------------------------

     --------------------------------------
     When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable -

          The quarterly adjusted Contract Value is equal to the greater of:

          * The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

          *    Zero.
     --- --- ------------------------------

     FOR CONTRACTS TO WHICH THIS GMWB WAS ADDED ON OR AFTER OCTOBER 6, 2008, PLEASE NOTE: Withdrawals from the Contract reduce the GWB and highest quarterly Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the highest quarterly Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

     Upon Step-Up on or after the 11th Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.50%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

     The GWB can never be more than $5 million with a Step-Up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the highest quarterly Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up. Also assume that the GAWA percentage is 5% and the GAWA is $250,000. If, at the time of Step-Up, the highest quarterly Contract Value is $6 million, a Step-Up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the Owner's attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

     Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

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*Under ACCESS TO YOUR MONEY, in the subsection entitled "For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up ("LifeGuard Freedom")," please replace the part entitled "Spousal Continuation" with the following.

     Spousal Continuation. In the event of the Owner's death (or the first Owner's death with joint Owners), the Beneficiary who is the Owner's spouse may elect to:

     * Continue the Contract with this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

     *    Upon the Owner's death, the For Life Guarantee is void.

     *    Only the GWB is payable while there is value to it (until depleted).

     *    The GWB adjustment provision is void.

     * Step-Ups will continue as permitted in accordance with the Step-Up rules above.

     * Contract Anniversaries will continue to be based on the Contract's Issue Date.

     * If the GAWA percentage has not yet been determined, the GAWA percentage will be based on the original Owner's (or oldest joint Owner's) attained age on the continuation date. The GAWA percentage will not change on future Step-Ups, even if the Contract Value exceeds the BDB.

     * The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the availability of the "Specified Period Income of the GAWA" option if the GWB has been continued by a spousal Beneficiary upon the death of the original Owner.

     *    Continue the Contract without this GMWB (GMWB is terminated).

     * Add this GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the Beneficiary's eligibility - whether or not the spousal Beneficiary terminated the GMWB in continuing the Contract.

     For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 141.

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*Under ACCESS TO YOUR MONEY, in the subsection entitled "For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up ("LifeGuard Freedom")," please replace the part entitled "Termination" with the following.

     Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);

          In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

     *    Conversion of this GMWB (if conversion is permitted);

     * The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

     * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

     * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

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*Under ACCESS TO YOUR MONEY, in the subsection entitled "For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up ("LifeGuard Freedom")," please replace the part entitled "Bonus" in its entirety with the following.

     Bonus. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 7% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix C, particularly example 8. The box below has more information about the bonus, including:

     *    How the bonus is calculated;

     * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

     *    For how long the bonus is available; and

     *    When and what happens when the bonus is applied to the GWB.

     ---------------------------------------------------------------------
     The bonus equals 7% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.

     * When this GMWB is added to the Contract, the Bonus Base equals the GWB.

     * With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

          * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

          * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

     * With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.

     * With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

     The Bonus Base can never be more than $5 million.

     The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

     When the bonus is applied:

     *    The GWB is recalculated, increasing by 7% of the Bonus Base.

     * If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.

     Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.

     The Bonus is only available during the Bonus Period. If this GMWB is added to the Contract on or after October 6, 2008, the Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the Owner's (if Joint Owners, the oldest Owner's) 80th birthday. (See example below.)

     The Bonus Period ends on the earlier of:

     * The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or

     *    The date the Contract Value is zero.

     The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

     The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2008. At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the Owner is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021. Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the Owner is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033. (Please also see Examples 6 and 7 in Appendix C for more information regarding the re-start provision.)

     If this GMWB was added to the Contract before October 6, 2008, the Bonus Period runs from the date this GMWB was added to the Contract through the earliest of:

     * The tenth Contract Anniversary after the effective date of the endorsement;

     * The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

     *    The date Contract Value is zero.

     If this GMWB was added to the Contract before October 6, 2008, there is no provision allowing the Bonus Period to restart.

     Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.
     ---------------------------------------------------------------------

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*Under ACCESS TO YOUR MONEY, at the end of the subsection entitled "For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up ("LifeGuard Freedom")," please add the following.

     Conversion. You may convert this For Life GMWB With Bonus and Annual Step-Up to the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). In addition, if this GMWB was added to your Contract before October 6, 2008, you may convert this For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) to a newer version of this same LifeGuard Freedom GMWB, which will include the GWB adjustment, re-determination of the GAWA% and Bonus Period re-start provisions described above. Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

     With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the For Life GMWB With Bonus and Annual Step-Up that are due upon termination of the original endorsement. Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the newer version of LifeGuard Freedom GMWB will be the same as that currently charged for this For Life GMWB With Bonus and Annual Step-Up. The charge of LifeGuard Freedom GMWB with Joint Option will be higher than that currently charged for this For Life GMWB With Bonus and Annual Step-Up. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

     There are several important factors to consider when deciding whether to convert your For Life GMWB With Bonus and Annual Step-Up. Converting your For Life GMWB With Bonus and Annual Step-Up to the newer version of LifeGuard Freedom GMWB or to LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, to potentially reset the bonus provision upon Step-Ups of the Bonus Base over a certain time period (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your GWB if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. Depending on the age at which you convert, you may also increase your GAWA percentage and GAWA. However, again, you will be increasing the cost of your GMWB when converting to LifeGuard Freedom GWMB with Joint Option.

     Finally, the new GWB upon any conversion of your For Life GMWB With Bonus and Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (See Example 1b in Appendix C.)

     Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

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*Under ACCESS TO YOUR MONEY, in the subsection entitled "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up ("LifeGuard Freedom With Joint Option")," please replace the corresponding part of the beginning of the subsection with the following.

     Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up ("LifeGuard Freedom GMWB With Joint Option"). The following description of this GMWB is supplemented by the examples in Appendix C, particularly example 2 for the varying benefit percentage, examples 6 and 7 for the Step-Ups, example 10 for the For Life guarantees and example 11 for the guaranteed withdrawal balance adjustment.

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*Under ACCESS TO YOUR MONEY, in the subsection entitled "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up ("LifeGuard Freedom With Joint Option")," in the part entitled "Election," please replace the last sentence of the first full paragraph with the following.

     The GWB can never be more than $5 million (including upon Step-Up, the application of the GWB adjustment or the application of any bonus), and the GWB is reduced by each withdrawal.

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*Under ACCESS TO YOUR MONEY, in the subsection entitled "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up ("LifeGuard Freedom With Joint Option")," just before the part entitled "Premiums," add the following.

     Guaranteed Withdrawal Balance Adjustment. If this GMWB was added to your Contract on or after October 6, 2008 and no withdrawals are taken from the Contract on or prior to the GWB Adjustment Date (as defined below), then you will receive a GWB adjustment.

     The GWB Adjustment Date is the later of:

     * The Contract Anniversary on or immediately following the youngest Covered Life's 70th birthday, Or

     * The 10th Contract Anniversary following the effective date of this endorsement.

     The GWB adjustment is determined as follows:

     * On the effective date of this endorsement, the GWB adjustment is equal to 200% of the GWB, subject to a maximum of $5,000,000.

     * With each subsequent premium received after this GMWB is effective and prior to the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus 200% of the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix C.)

     * With each subsequent premium received on or after the first Contract Anniversary following this GMWB's effective date, the GWB adjustment is recalculated to equal the GWB adjustment prior to the premium payment plus the amount of the premium payment, net of any applicable premium taxes, subject to a maximum of $5,000,000. (See Example 3 in Appendix C.)

     If no partial withdrawals are taken on or prior to the GWB Adjustment Date, the GWB will be re-set on that date to equal the greater of the current GWB or the GWB adjustment. No adjustments are made to the Bonus Base or the Benefit Determination Baseline (explained below). Once the GWB is re-set, this GWB adjustment provision terminates. In addition, if a withdrawal is taken on or before the GWB Adjustment Date, this GWB adjustment provision terminates without value. (Please see example 11 in Appendix C for an illustration of this GWB adjustment provision.)

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*Under ACCESS TO YOUR MONEY, in the subsection entitled "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus And Annual Step-Up ("LifeGuard Freedom With Joint Option")," please replace the part entitled "Step-Up" with the following.

     Step-Up. On each Contract Anniversary following the effective date of this GMWB, if the highest quarterly Contract Value is greater than the GWB, the GWB will be automatically re-set to the highest quarterly Contract Value (a "Step-Up").

     If this GMWB was added to your Contract on or after October 6, 2008, then, in addition to an increase in the GWB, a Step-Up allows for a potential increase in the GAWA percentage in the event that the Step-Up occurs after the first withdrawal. The value used to determine whether the GAWA percentage will increase upon Step-Up is called the Benefit Determination Baseline (BDB). The BDB equals initial premium net of any applicable premium taxes, if this GMWB is elected at issue, or the Contract Value on the Contract Anniversary on which the endorsement is added, if elected after issue.

     Upon Step-Up, if the highest quarterly Contract Value is greater than the BDB and the Step-Up occurs after the first withdrawal, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age. If an age band is crossed, the GAWA percentage will be increased. For example, assume the youngest Covered Life was age 73 at the time of the first withdrawal resulting in, according to the table above, a GAWA percentage of 5%. Also assume that, when the youngest Covered Life is age 76, a Step-Up occurs and the highest quarterly Contract Value is greater than the BDB; in that case, the GAWA percentage will be re-determined based on the youngest Covered Life's attained age of 76, resulting in a new GAWA percentage of 6%.

     Upon Step-Up, if the highest quarterly Contract Value is not greater than the BDB, the GAWA percentage remains unchanged regardless of whether an age band has been crossed.

     In the event that the highest quarterly Contract Value is greater than the BDB, the BDB is set equal to the highest quarterly Contract Value.

     Withdrawals do not affect the BDB. Subsequent premium payments increase the BDB by the amount of the premium net of any applicable premium taxes. In addition, unlike the GWB, the BDB is not subject to any maximum amount. Therefore, it is possible for the BDB to be more than $5 million.

     -----------------------------------------------
     With a Step-Up -

          The GWB equals the highest quarterly Contract Value (subject to a $5 million maximum).

          If this GMWB was added to your Contract on or after October 6, 2008 and the highest quarterly Contract Value is greater than the BDB prior to the Step-Up, then the BDB is set to equal the highest quarterly Contract Value (not subject to any maximum amount); and, if the Step-Up occurs after the first withdrawal, the GAWA percentage is recalculated based on the attained age of the youngest Covered Life.

          * The GAWA percentage will not be recalculated upon step-ups following Spousal Continuation if the spouse electing Spousal Continuation is not a Covered Life.

          For all Contracts to which this GMWB is added, if the Step-Up occurs after the first withdrawal, the GAWA is recalculated, equaling the greater of:

          *    The GAWA percentage multiplied by the new GWB, Or

          *    The GAWA prior to Step-Up.
     ---- -- ---------------------------------------

     The highest quarterly Contract Value equals the highest of the quarterly adjusted Contract Values from the four most recent Contract Quarterly Anniversaries, including the Contract Anniversary upon which the Step-Up is determined. The quarterly adjusted Contract Value equals the Contract Value on the Contract Quarterly Anniversary, plus any premium paid subsequent to that Contract Quarterly Anniversary, net of any applicable premium taxes, adjusted for any partial withdrawals taken subsequent to that Contract Quarterly Anniversary.

     Partial withdrawals will affect the quarterly adjusted Contract Value as follows:

     --------------------------------------
     When a withdrawal, plus all prior withdrawals in the current Contract Year, is less than or equal to the greater of the GAWA or RMD, as applicable -

          The quarterly adjusted Contract Value is equal to the greater of:

          * The quarterly adjusted Contract Value before the withdrawal less the withdrawal; Or

          *    Zero.
     --- --- ------------------------------

     --------------------------------------
     When a withdrawal, plus all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA or RMD, as applicable -

          The quarterly adjusted Contract Value is equal to the greater of:

          * The quarterly adjusted Contract Value prior to the partial withdrawal, first reduced dollar-for-dollar for any portion of the partial withdrawal not defined as an Excess Withdrawal (see above), then reduced in the same proportion that the Contract Value is reduced by the Excess Withdrawal; Or

          *    Zero.
     --- --- ------------------------------

     FOR CONTRACTS TO WHICH THIS GMWB WAS ADDED ON OR AFTER OCTOBER 6, 2008, PLEASE NOTE: Withdrawals from the Contract reduce the GWB and highest quarterly Contract Value but do not affect the BDB. In the event of withdrawals, the BDB remains unchanged. Therefore, because the highest quarterly Contract Value must be greater than the BDB prior to Step-Up in order for the GAWA percentage to increase, a GAWA percentage increase may become less likely when continuing withdrawals are made from the Contract.

     Upon Step-Up on or after the 11th Contract Anniversary following the effective date of this GMWB, the GMWB charge may be increased, subject to the maximum annual charge of 1.86%. You will be notified in advance of a GMWB Charge increase and may elect to discontinue the automatic step-ups. Such election must be received in Good Order prior to the Contract Anniversary. You may subsequently elect to reinstate the Step-Up provision at the then current GMWB Charge. All requests will be effective on the Contract Anniversary following receipt of the request in Good Order.

     The GWB can never be more than $5 million with a Step-Up. However, the BDB is not subject to a $5 million maximum; therefore, it is still possible for the GAWA percentage to increase even when the GWB has hit its $5 million maximum because automatic Step-Ups still occur if the highest quarterly Contract Value is greater than the BDB. For example, assume the GWB and BDB are equal to $5 million prior to a Step-Up. Also assume that the GAWA percentage is 5% and the GAWA is $250,000. If, at the time of Step-Up, the highest quarterly Contract Value is $6 million, a Step-Up will occur. The GWB will remain at its maximum of $5 million but the BDB will be set equal to $6 million. If an age band has been crossed and the GAWA percentage for the youngest Covered Life's attained age is 6%, then the GAWA will be equal to $300,000 (6% x $5 million).

     Please consult the representative who helped you purchase your Contract to be sure if a Step-Up is right for you and about any increase in charges upon a Step-Up. Upon Step-Up, the applicable GMWB charge will be reflected in your confirmation.

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*Under ACCESS TO YOUR MONEY, in the subsection entitled "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up ("LifeGuard Freedom With Joint Option")," please replace the part entitled "Spousal Continuation" with the following.

     Spousal Continuation. In the event of the Owner's (or either joint Owner's) death, the surviving spousal Beneficiary may elect to:

     * Continue the Contract with this GMWB - so long as Contract Value is greater than zero, and the Contract is still in the accumulation phase. (The date the spousal Beneficiary's election to continue the Contract is in Good Order is called the Continuation Date.)

          * If the surviving spouse is a Covered Life, then the For Life Guarantee remains effective on and after the Continuation Date.

               If the surviving spouse is not a Covered Life, the For Life Guarantee is null and void. However, the surviving spouse will be entitled to make withdrawals until the GWB is exhausted.

          * For a surviving spouse who is a Covered Life, continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee. The For Life Guarantee is not a separate guarantee and only applies if the related GMWB has not terminated.

          * If the surviving spouse is a Covered Life and the GWB adjustment provision is in force on the continuation date then the provision will continue to apply in accordance with the GWB adjustment provision rules above. The GWB adjustment date will continue to be based on the original effective date of the endorsement or the youngest Covered Life's attained age, as applicable.

               If the surviving spouse it not a Covered Life, the GWB adjustment is null and void.

          * Step-Ups will continue as permitted in accordance with the Step-Up rules above.

          * Contract Anniversaries will continue to be based on the original Contract's Issue Date.

          * If the surviving spouse is a Covered Life, the GAWA percentage will continue to be calculated and/or recalculated based on the youngest Covered Life's attained age.

          * If the surviving spouse is not a Covered Life and if the GAWA percentage has not yet been determined, the GAWA percentage will be based on the youngest Covered Life's attained age on the continuation date. The GAWA percentage will not change on future Step-Ups.

          * The Latest Income Date is based on the age of the surviving spouse. Please refer to "Annuitization" subsection below for information regarding the additional Income Options available on the Latest Income Date.

          * A new joint Owner may not be added in a non-qualified Contract if a surviving spouse continues the Contract.

     * Continue the Contract without this GMWB (GMWB is terminated) if the surviving spouse is not a Covered Life. Thereafter, no GMWB charge will be assessed. If the surviving spouse is a Covered Life, the Contract cannot be continued without this GMWB.

     * Add another GMWB to the Contract on any Contract Anniversary after the Continuation Date, subject to the spousal Beneficiary's eligibility, and provided that this GMWB was terminated on the Continuation Date.

     For more information about spousal continuation of a Contract, please see "Special Spousal Continuation Option" beginning on page 141.

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*Under ACCESS TO YOUR MONEY, in the subsection entitled "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up ("LifeGuard Freedom With Joint Option")," please replace the part entitled "Termination" with the following.

     Termination. This GMWB terminates subject to a prorated GMWB Charge assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);

          In surrendering your Contract, you will receive the Contract Value less any applicable charges and adjustments and not the GWB or the GAWA you would have received under this GMWB.

     *    Conversion of this GMWB (if conversion is permitted);

     * The date of death of the Owner (or either joint Owner), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB (continuing the Contract with this GMWB is necessary to be able to fully realize the benefit of the For Life Guarantee if the surviving spouse is a Covered Life);

     * The Continuation Date on a Contract if the spousal Beneficiary, who is not a Covered Life, elects to continue the Contract without the GMWB; or

     * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

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*Under ACCESS TO YOUR MONEY, in the subsection entitled "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up ("LifeGuard Freedom With Joint Option")," please replace the part entitled "Bonus" in its entirety with the following.

     Bonus. The primary purpose of the bonus is to act as an incentive for you to defer taking withdrawals. A bonus equal to 7% of the Bonus Base (defined below) will be applied to the GWB at the end of each Contract Year within the Bonus Period (also defined below) if no withdrawals are taken during that Contract Year. The bonus enables the GWB and GAWA to increase in a given Contract Year (even during a down market relative to your Contract Value allocated to the Investment Divisions). The increase, however, may not equal the amount that your Contract Value has declined. This description of the bonus feature is supplemented by the examples in Appendix C, particularly example 8. The box below has more information about the bonus, including:

     *    How the bonus is calculated;

     * What happens to the Bonus Base (and bonus) with a withdrawal, premium payment, and any Step-Up;

     *    For how long the bonus is available; and

     *    When and what happens when the bonus is applied to the GWB.

     ---------------------------------------------------------------------
     The bonus equals 7% of the Bonus Base, which is an amount that may vary after this GMWB is added to the Contract, as described immediately below.

     * When this GMWB is added to the Contract, the Bonus Base equals the GWB.

     * With a withdrawal, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

          * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

          * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

     * With a premium payment, the Bonus Base increases by the amount of the premium payment net of any applicable premium taxes.

     * With any Step-Up (if the GWB increases upon step-up), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

     The Bonus Base can never be more than $5 million.

     The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. Conversely, any withdrawal, including but not limited to systematic withdrawals and required minimum distributions, taken in a Contract Year during the Bonus Period causes the bonus not to be applied.

     When the bonus is applied:

     *    The GWB is recalculated, increasing by 7% of the Bonus Base.

     * If the Bonus is applied after the first withdrawal (in a prior year), the GAWA is then recalculated, equaling the greater of the GAWA percentage multiplied by the new GWB or the GAWA before the bonus.

     Applying the bonus to the GWB does not affect the Bonus Base, GWB adjustment or BDB.

     The Bonus is only available during the Bonus Period. If this GMWB is added to the Contract on or after October 6, 2008, the Bonus Period begins on the effective date of this GMWB endorsement. In addition, the Bonus Period will re-start at the time the Bonus Base increases due to a Step-Up so long as the Step-Up occurs on or before the Contract Anniversary immediately following the youngest Covered Life's 80th birthday. (See example below.)

     The Bonus Period ends on the earlier of:

     * The tenth Contract Anniversary following (1) the effective date of the endorsement or (2) the most recent increase to the Bonus Base due to a Step-Up, if later; or

     *    The date the Contract Value is zero.

     The Bonus Base will continue to be calculated even after the Bonus Period expires. Therefore, it is possible for the Bonus Period to expire and then re-start on a later Contract Anniversary if the Bonus Base increases due to a Step-Up.

     The purpose of the re-start provision is to extend the period of time over which the Owner is eligible to receive a bonus. For example, assume this GMWB was added to a Contract on December 1, 2008. At that time, the bonus period is scheduled to expire on December 1, 2018 (which is the tenth Contract Anniversary following the effective date of the endorsement). If a Step-Up increasing the Bonus Base occurs on the third Contract Anniversary following the effective date of the endorsement (December 1, 2011), and the youngest Covered Life is younger than age 80, the Bonus Period will re-start and will be scheduled to expire on December 1, 2021. Further, assuming that the next Bonus Base increase due to a Step-Up does not occur until December 1, 2023 (which is two years after the Bonus Period in this example expired) and that the youngest Covered Life is still younger than age 80 at that time, the Bonus Period would re-start on December 1, 2023, and would be scheduled to expire on December 1, 2033. (Please also see Examples 6 and 7 in Appendix C for more information regarding the re-start provision.)

     If this GMWB was added to the Contract before October 6, 2008, the Bonus Period runs from the date this GMWB was added to the Contract through the earliest of:

     * The tenth Contract Anniversary after the effective date of the endorsement;

     * The Contract Anniversary on or immediately following the youngest Covered Life's 81st birthday; or

     *    The date Contract Value is zero.

     If this GMWB was added to the Contract before October 6, 2008, there is no provision allowing the Bonus Period to restart.

     Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.
     ---------------------------------------------------------------------

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*Under ACCESS TO YOUR MONEY, at the end of the subsection entitled "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus and Annual Step-Up ("LifeGuard Freedom With Joint Option")," please add the following.

     Conversion. If this GMWB was added to your Contract before October 6, 2008, you may convert this Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option) to a newer version of this same LifeGuard Freedom GMWB with Joint Option, which will include the GWB adjustment, re-determination of the GAWA% and Bonus Period re-start provisions described above. Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. In addition, Covered Lives must remain the same upon conversion. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

     With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the Joint For Life GMWB With Annual Step-Up that are due upon termination of the original endorsement. Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the newer version of LifeGuard Freedom GMWB with Joint Option will be the same as that currently charged for this Joint For Life GMWB With Annual Step-Up. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

     There are several important factors to consider when deciding whether to convert your Joint For Life GMWB With Bonus and Annual Step-Up. Converting your Joint For Life GMWB With Bonus and Annual Step-Up to the newer version of LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for a GWB adjustment, re-determination of the GAWA%, to potentially reset the bonus provision upon annual Step-Ups of the GWB over a certain time period (so long as the Contract is in the accumulation phase), and the bonus provision that may increase your Bonus Base if no withdrawals are taken over a certain period, even if the GWB does not increase upon the Step-Ups.

     Finally, the new GWB upon any conversion of your Joint For Life GMWB With Bonus and Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (See Example 1b in Appendix C.)

     Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

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*Under ACCESS TO YOUR MONEY, in the subsection entitled "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up ("LifeGuard Select")," please replace the part entitled "Termination" with the following.

     Termination. This GMWB terminates subject to a prorated GMWB Charge, when applicable, assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

     * The Contract Anniversary following the Company's receipt of the Owner's request for termination in Good Order;

     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);

     *    Conversion of this GMWB (if conversion is permitted);

     * The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

     * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

     * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

     If this GMWB is terminated and the Contract remains in force, the GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Options based on the current premium allocation for the Contract.

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*Under ACCESS TO YOUR MONEY, at the end of the subsection entitled "For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up ("LifeGuard Select")," please add the following.

     Conversion. You may convert this For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up to the For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB) or the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

     With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up that are due upon termination of the original endorsement. Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the new benefit will be higher than that currently charged for this For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

     There are several important factors to consider when deciding whether to convert your For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up. Converting your For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up to LifeGuard Freedom GMWB or LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for re-determination of the GAWA% and desire to remove the Control of Assets provision. Depending on the age at which you convert, you may also increase your GAWA percentage and GAWA. Additionally, conversion to LifeGuard Freedom GMWB with Joint Option will provide spousal continuation of the lifetime income feature. However, again, you will be increasing the cost of your GMWB when converting to the new benefit. You will also forego the GWB Adjustment equal to 200% of the GWB at election and the GMWB Death Benefit included in your For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the Owner's (or with joint Owners, the oldest Owner's) attained age of 59 1/2 for LifeGuard Freedom GMWB or the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option instead of on the effective date of the endorsement under your For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up. Further, LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option are irrevocable upon your request.

     Finally, the new GWB upon any conversion of your For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (See Example 1b in Appendix C.)

     Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

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*Under ACCESS TO YOUR MONEY, in the subsection entitled "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up ("LifeGuard Select With Joint Option")," please replace the part entitled "Termination" with the following.

     Termination. This GMWB terminates subject to a prorated GMWB Charge, when applicable, assessed for the period since the last quarterly or monthly charge and all benefits cease on the earliest of:

     * The Contract Anniversary following the Company's receipt of the Owner's request for termination in Good Order;

     *    The Income Date;

     * The date of complete withdrawal of Contract Value (full surrender of the Contract);

     *    Conversion of this GMWB (if conversion is permitted);

     * The date of the Owner's death (or the first Owner's death with joint Owners), unless the Beneficiary who is the Owner's spouse elects to continue the Contract with the GMWB;

     * The Continuation Date if the spousal Beneficiary elects to continue the Contract without the GMWB; or

     * The date all obligations under this GMWB are satisfied after the Contract has been terminated.

     If this GMWB is terminated and the Contract remains in force, the GMWB Fixed Account value will be transferred to the Investment Divisions and Fixed Account Options based on the current premium allocation for the Contract.

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*Under ACCESS TO YOUR MONEY, at the end of the subsection entitled "Joint For Life Guaranteed Minimum Withdrawal Benefit With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up ("LifeGuard Select With Joint Option")," please add the following.

     Conversion. You may convert this Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up to the Joint For Life GMWB With Bonus and Annual Step-Up (LifeGuard Freedom GMWB with Joint Option). Conversion may reduce the dollar amount of your withdrawals available under the new benefit versus the old benefit because the recalculated GWB under the new benefit takes into account any negative investment performance under your Contract. For conversion, the new benefit must be available at the time of election and you must meet the eligibility requirements for the new benefit. In addition, Covered Lives must remain the same upon conversion. Conversion is permitted on any Contract Anniversary before December 6, 2009. (The date by which conversion is required may vary by state and could be later than December 6, 2009. Please contact us at the Annuity Service Center or contact your representative to obtain conversion date information specific to your state. Our contact information is on the cover page of this prospectus.) A request in Good Order for conversion is due 30 days before a Contract Anniversary for the conversion to take effect on the Contract Anniversary.

     With conversion, the GWB is recalculated based on Contract Value at the time of conversion. This Contract Value is determined after the deduction of any charges for the Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up that are due upon termination of the original endorsement. Regarding your GAWA, a new GAWA is determined according to the rules under the new endorsement. We will send you the new endorsement. Upon conversion, all conditions, rules, benefits, charges and limitations of the new optional withdrawal benefit will apply to you. The charge of the new benefit will be higher than that currently charged for this Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up. Conversion is not a right under the Contract or endorsement. We currently allow conversions, and we may discontinue doing so at any time in the future. In addition, no more than two conversions are currently allowed over the life of a Contract.

     There are several important factors to consider when deciding whether to convert your Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up. Converting your Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up to LifeGuard Freedom GMWB with Joint Option may be advantageous if you desire the potential for re-determination of the GAWA% and desire to remove the Control of Assets provision. Depending on the age at which you convert, you may also increase your GAWA percentage and GAWA. However, again, you will be increasing the cost of your GMWB when converting to the new benefit. You will also forego the GWB Adjustment equal to 200% of the GWB at election and the GMWB Death Benefit included in your For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up. Additionally, the For Life Guarantee is not effective until the Contract Anniversary on or immediately following the youngest Covered Life's attained age of 59 1/2 for LifeGuard Freedom GMWB with Joint Option instead of on the effective date of the endorsement under your For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up. Further, LifeGuard Freedom GMWB and LifeGuard Freedom GMWB with Joint Option are irrevocable upon your request.

     Finally, the new GWB upon any conversion of your Joint For Life GMWB With Bonus, Guaranteed Withdrawal Balance Adjustment and Annual Step-Up would be equal to the Contract Value at the time of the conversion. As a result, if the GWB in your current GMWB is higher than your Contract Value, your GWB will decrease upon conversion. In addition, the new GAWA will be based on the new GWB of the new benefit after conversion. (See Example 1b in Appendix C.)

     Please consult your representative to see whether a conversion, given your individual needs and circumstances, will provide you with more appropriate coverage than you currently enjoy.

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*Under TAXES, in the subsection entitled "Owner Control," please replace the second paragraph with the following.

     The Contract will differ from the contracts described in the Revenue Ruling, in two respects. The first difference is that the contract in the Revenue Ruling provided only 12 investment options with the insurance company having the ability to add an additional 8 options whereas a Contract offers 93 Investment Divisions and at least one guaranteed fixed account, although a Contract Owner can select no more than 18 Allocation Options at any one time. The second difference is that the owner of a contract in the Revenue Ruling could only make one transfer per 30-day period without a fee whereas during the accumulation phase, a Contract Owner will be permitted to make up to 15 transfers in any one year without a charge.

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*Under APPENDIX C, please replace Example 1b with the following.

     |X| Example 1b: If the GMWB is elected after issue or you convert to another GMWB, if permitted, when the Contract Value is $105,000 at the time the GMWB is elected or converted: Your initial GWB is $105,000, which is your Contract Value on the effective date of the endorsement. If you converted your GMWB when the GWB for your former GMWB was $120,000 and the Contract Value declined to $105,000 prior to the conversion date, the conversion to the new GMWB would result in a $15,000 reduction in the GWB.

          Your GAWA is $5,250, which is 5% of your initial GWB ($105,000*0.05 = $5,250).

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*Under APPENDIX C, in Example 2, please replace the last bullet with the following.

     |X| If your endorsement allows for re-determination of the GAWA%, your GAWA% will be re-determined based on your attained age if your Contract Value (or highest quarterly Contract Value, as applicable) at the time of a step-up is greater than the BDB.

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*Under APPENDIX C, please replace Example 6 in its entirety with the following.

     Example 6: Upon step-up, your GWB and GAWA are re-determined. (This example only applies if your endorsement contains a Step-Up provision.)

     |X| Example 6a: If at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GWB is $90,000, and your GAWA is $5,000: Your new GWB is recalculated to equal $200,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).

          If your GAWA% is not eligible for re-determination, your GAWA for the next year is recalculated to equal $10,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000).

          - After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($200,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

          However, if your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (or highest quarterly Contract Value, as applicable) at the time of the step-up is greater than your BDB.

          - If, in the example above, your BDB is $100,000 and the GAWA% at the applicable attained age is 6%:

               o Your GAWA% is set to 6%, since your Contract Value (or highest quarterly Contract Value, as applicable)($200,000) is greater than your BDB ($100,000).

               o Your GAWA is equal to $12,000, which is your new GWB multiplied by your new GAWA% ($200,000 * 0.06 = $12,000).

               o Your BDB is recalculated to equal $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($200,000).

          If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision your bonus base is $100,000 just prior to the step-up, your bonus base is recalculated to equal $200,000, which is the greater of
          1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000).

          - If your endorsement allows for the Bonus Period to re-start and you have not passed your Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

     |X| Example 6b: If at the time of step-up your Contract Value (or highest quarterly Contract Value, as applicable) is $90,000, your GWB is $80,000, and your GAWA is $5,000: Your new GWB is recalculated to equal $90,000, which is equal to your Contract Value (or highest quarterly Contract Value, as applicable).

          Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($90,000*0.05 = $4,500).

          - After step-up, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 18 years to deplete your GWB ($90,000 / $5,000 per year = 18 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 18 years, provided that the withdrawals are taken prior to the Latest Income Date.

          If your GAWA% is eligible for re-determination and the step-up occurs after the initial determination of your GAWA%, the GAWA% will be re-determined based on your attained age (or the youngest Covered Life's attained age if your endorsement is a For Life GMWB with Joint Option) if your Contract Value (or highest quarterly Contract Value, as applicable) is greater than your BDB. However, in this case, it is assumed that your initial Premium is $100,000. Your BDB would not be less than $100,000, implying that this would not be an opportunity for a re-determination of the GAWA%. In addition, if your BDB is $100,000 prior to the step-up, your BDB remains $100,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($90,000).

          If your endorsement includes a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, your bonus base remains $100,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($90,000).

          - Even if your endorsement allows for the Bonus Period to re-start, your Bonus Period will not re-start since your bonus base has not been increased due to the step-up.

     |X|  Notes:

          Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up. If the charge does increase, a separate calculation would be recommended to establish if the step-up is beneficial.

          If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.

          If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

          If your endorsement contains a varying benefit percentage, your GAWA is recalculated upon step-up (as described above) only if the step-up occurs after your GAWA% has been determined.

          If  your  endorsement   contains  a  Guaranteed   Withdrawal   Balance
          Adjustment provision, your GWB adjustment remains unchanged since step-ups do not impact the GWB adjustment.

          If your endorsement contains a GMWB Death Benefit provision, your GMWB death benefit remains unchanged since step-ups do not impact the GMWB death benefit.

          If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract Values. The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.

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*Under APPENDIX C, please replace Example 7 in its entirety with the following.

     Example 7: Impact of the order of transactions. (This example only applies if your endorsement contains a Step-Up provision.)

     |X| Example 7a: If prior to any transactions your Contract Value (or highest quarterly Contract Value, as applicable) is $200,000, your GAWA is $5,000, your GAWA% is not eligible for re-determination upon step-up, your GWB is $100,000 and you wish to step up your GWB (or your GWB is due to step up automatically) and you also wish to take a withdrawal of an amount equal to $5,000:

          If you request the withdrawal the day after the step-up, upon step-up, your GWB is set equal to $200,000, which is your Contract Value (or highest quarterly Contract Value, as applicable). At that time, your GAWA is recalculated and is equal to $10,000, which is the greater of
          1) your GAWA prior to the step-up ($5,000) or 2) 5% of your new GWB ($200,000*0.05 = $10,000). On the day following the step-up and after the withdrawal of $5,000, your new GWB is $195,000, which is your GWB less the amount of the withdrawal ($200,000 - $5,000 = $195,000) and your GAWA will remain at $10,000 since the amount of the withdrawal does not exceed your GAWA. If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $10,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

          - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the step-up, at the time of step-up, your bonus base is recalculated and is equal to $200,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($200,000). Your bonus base is not adjusted upon withdrawal since the amount of the withdrawal does not exceed your GAWA.

               - If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

          - If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the step-up, then at the time of step-up, your BDB is recalculated and is equal to $200,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($200,000). Your BDB is not adjusted upon withdrawal since the BDB is not reduced for partial withdrawals.

          If you request the withdrawal prior to the step-up, immediately following the withdrawal transaction, your new GWB is $95,000, which is your GWB less the amount of the withdrawal ($100,000 - $5,000 = $95,000) and your Contract Value becomes $195,000, which is your Contract Value prior to the withdrawal less the amount of the withdrawal ($200,000 - $5,000 = $195,000). Upon step-up following the withdrawal, your GWB is set equal to $195,000, which is your Contract Value. At that time, your GAWA is recalculated and is equal to $9,750, which is the greater of 1) your GAWA prior to the step-up ($5,000) or
          2) 5% of your new GWB ($195,000*0.05 = $9,750). If you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($195,000 / $9,750 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

          - If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and your bonus base is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your bonus base is not adjusted since the amount of the withdrawal does not exceed your GAWA. At the time of step-up, your bonus base is recalculated and is equal to $195,000, which is the greater of 1) your bonus base prior to the step-up ($100,000) or 2) your GWB following the step-up ($195,000).

               - If your endorsement allows for the Bonus Period to re-start and you have not passed the Contract Anniversary immediately following your 80th birthday (or the youngest Covered Life's 80th birthday if your endorsement is a For Life GMWB with Joint Option), your Bonus Period will re-start since your bonus base has been increased due to the step-up.

          - If your endorsement allows for re-determination of the GAWA% and your BDB is $100,000 just prior to the withdrawal, then at the time of the withdrawal, your BDB is not adjusted since the BDB is not reduced for partial withdrawals. At the time of step-up, your BDB is recalculated and is equal to $195,000, which is the greater of 1) your BDB prior to the step-up ($100,000) or 2) your Contract Value (or highest quarterly Contract Value, as applicable) at the time of step-up ($195,000).

     |X|  Notes:

          As the example illustrates, when considering a request for a withdrawal at or near the same time as the election or automatic application of a step-up, the order of the transactions may impact your GAWA.

          - If the step-up would result in an increase in your GAWA and the requested withdrawal is less than or equal to your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied. This is especially true if your endorsement allows for re-determination of the GAWA% and the step-up would result in a re-determination of the GAWA%.

          - If your endorsement contains an annual Step-Up provision and is effective on or after 12/03/2007, the step-up would result in an increase in your GAWA, and the withdrawal requested is greater than your new GAWA, your GAWA resulting after the two transactions would be greater if the withdrawal is requested after the step-up is applied.

          - Otherwise, your GAWA resulting from the transactions is the same regardless of the order of transactions.

          This example would also apply in situations when the withdrawal exceeded your GAWA but not your permissible RMD.

          Your endorsement may contain a provision allowing the Company to increase the GMWB charge upon step-up.

          If your endorsement contains a provision for automatic step-ups, your GWB will only step up to the Contract Value (or highest quarterly Contract Value, as applicable) if the Contract Value (or highest quarterly Contract Value, as applicable) is greater than your GWB at the time of the automatic step-up.

          If your endorsement contains a Guaranteed Withdrawal Balance Bonus provision and a provision for automatic step-ups, your bonus base will be re-determined only if your GWB is increased upon step-up to a value above your bonus base just prior to the step-up.

          If your endorsement contains a varying benefit percentage, the GAWA% is determined at the time of the withdrawal (if not previously determined).

          - If your endorsement allows for re-determination of the GAWA%, the GAWA% is re-determined upon step-up if your Contract Value (or highest quarterly Contract Value, as applicable) is greater than your BDB.

          If  your  endorsement   contains  a  Guaranteed   Withdrawal   Balance
          Adjustment provision, your Guaranteed Withdrawal Balance Adjustment provision is terminated at the time of the withdrawal.

          If your endorsement contains a GMWB Death Benefit provision, the GMWB death benefit would not be adjusted for the step-up since step-ups do not impact the GMWB death benefit, but your GMWB death benefit may be reduced for the withdrawal.

          If your endorsement bases step-ups on the highest quarterly Contract Value, the highest quarterly Contract Value is equal to the greatest of the four most recent quarterly adjusted Contract Values. The quarterly adjusted Contract Values are initialized on each Contract Quarterly Anniversary and are adjusted for any premiums and/or withdrawals subsequent to the initialization in the same manner as the GWB.

          If your endorsement does not include a For Life Guarantee or if the For Life Guarantee is not in effect, your GAWA would not be permitted to exceed your remaining GWB.

          Withdrawals taken in connection with a GMWB are considered the same as any other withdrawal for the purpose of determining all other values under the Contract. In the case where a minimum death benefit is reduced proportionately for withdrawals, the death benefit may be reduced by more than the amount of the withdrawal.

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*Under APPENDIX C, in Example 8, in the part entitled "Notes," please add the following bullet.

     If your endorsement allows for re-determination of the GAWA%, your BDB remains unchanged since the BDB is not impacted by the application of the bonus.

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*Under APPENDIX C, in Example 11, in the part entitled "Notes," please replace the last bullet with the following two bullets.

     If your endorsement allows for re-determination of the GAWA%, no adjustment is made to your BDB since the BDB is not impacted by the GWB Adjustment.

     If your endorsement includes a GMWB Death Benefit provision, no adjustment is made to your GMWB death benefit since the GMWB death benefit is not impacted by the GWB adjustment.

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*Under APPENDIX E, please insert the following just before the last paragraph.

     Effective October 6, 2008, the name of the following Investment Division changed (whether or not in connection with a sub-adviser change):

     JNL/AIM Real Estate Fund to JNL/AIM Global Real Estate Fund.

     Also effective October 6, 2008, the Separate Account has the following new Investment Divisions, for which no Accumulation Unit information is available yet:

     JNL/Goldman Sachs Emerging Markets Debt Fund;
     JNL/M&G Global Basics Fund;
     JNL/M&G Global Leaders Fund;
     JNL/Mellon Capital Management Pacific Rim 30 Fund;
     JNL/Mellon Capital Management European 30 Fund; and
     JNL/Red Rocks Listed Private Equity Fund.

(To be used with VC3656 Rev. 03/08)
                                                                   JMV2058 10/08